Supplemental Disclosures (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Supplemental disclosures of cash flow information
Cash paid for income taxes	$ 2,895	$ 506	$ 94
Cash paid for interest expense, net of amounts capitalized	27,464	16,154	5,269
Increase in asset retirement obligations related to mineral properties	3,817	2,510	3,843
Increase in asset retirement obligations related to support equipment and facilities	222	383	120
Increase (decrease) in liabilities for oil and natural gas properties capital expenditures	1,775	(30,683)	32,972
(Decrease) increase in liabilities for support equipment and facilities	(588)	12,076	4,290
Issuance of restricted stock units for Board and advisor services	992	584	444
Stock-based compensation expense recognized as liability	569	79	223
Increase in liabilities for accrued cost to issue equity	343	0	0
Transfer of inventory to oil and natural gas properties	$ 395	$ 615	$ 216